Share Capital - Summary of Share Capital and Share Premium (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Shares	252,160,087	13,481,799
Share capital and share premium	$ 1,060,558	$ 1,000,253
Class A ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares		13,386,098
Share capital and share premium		$ 997,824
Class B ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares		95,701
Share capital and share premium		$ 2,429
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Shares	252,160,087
Share capital and share premium	$ 1,060,558